PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Provision for environmental rehabilitation [abstract]
Discount Rate, maximum	10.30%	9.00%
Discount Rate, minimum	10.20%	8.90%
Inflation rate used in calculation of net present value of rehabilitation liability	5.50%	5.20%
Undiscounted rehabilitation cost	R 815.1	R 742.2